Cover	1 Months Ended
Sep. 30, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 30, 2026
Entity Registrant Name	Sculptor Diversified Real Estate Income Trust, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	000-56566
Entity Tax Identification Number	88-0870670
Entity Address, Address Line One	9 West 57th Street,
Entity Address, Address Line Two	40th Floor
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	790-0000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Flag	false
Entity Central Index Key	0001914496